Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 3,382,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	1,751,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 2,394,000,000

[1]	Reflects the impact of adopting new accounting guidance included in ASU 2016-15 and ASU 2016-18. Prior periods have been restated. See Note 2 of the Notes to Consolidated Financial Statements for additional information.